Restatement from US GAAP to IFRS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
IfrsStatementLineItems [Line Items]
Capital stock	$ 7,320	$ 2,588	$ 301	$ 31,886
Accumulated deficit	(190,541)	(186,135)	(174,164)	(158,003)
Contributed surplus	186,177	180,269	180,142	159,193
Accumulated other comprehensive income	19,744	18,386	18,040	300
Additional paid in capital			0	0
Total shareholders' equity attributable to the parent	22,700	15,108	24,319	33,376
Non-controlling interest	(1,295)	(1,320)	(937)	407
Total shareholders' equity	$ 21,405	13,788	23,382	33,783
As Reported US GAAP
IfrsStatementLineItems [Line Items]
Capital stock		2,588	301	31,868
Accumulated deficit		(174,270)	(164,717)	(157,399)
Contributed surplus		0	0	0
Accumulated other comprehensive income		(575)	(519)	2,318
Additional paid in capital		181,676	181,549	149,982
Total shareholders' equity attributable to the parent		9,419	16,614	26,769
Non-controlling interest		(243)	(121)	407
Total shareholders' equity		9,176	16,493	27,176
Adjustments
IfrsStatementLineItems [Line Items]
Capital stock			18	18
Accumulated deficit			(604)	(604)
Contributed surplus			159,193	159,193
Accumulated other comprehensive income			(2,018)	(2,018)
Additional paid in capital			(149,982)	(149,982)
Total shareholders' equity attributable to the parent			6,607	6,607
Non-controlling interest			0	0
Total shareholders' equity			6,607	$ 6,607
Hyperinflationary Economies
IfrsStatementLineItems [Line Items]
Capital stock		0	0
Accumulated deficit		10	(7,005)
Contributed surplus		0	0
Accumulated other comprehensive income		0	9,836
Additional paid in capital		0	0
Total shareholders' equity attributable to the parent		10	2,831
Non-controlling interest		(30)	(538)
Total shareholders' equity		(20)	2,293
Development and Exploration Costs
IfrsStatementLineItems [Line Items]
Capital stock		0	0
Accumulated deficit		6,687	(1,981)
Contributed surplus		0	0
Accumulated other comprehensive income		0	0
Additional paid in capital		0	0
Total shareholders' equity attributable to the parent		6,687	(1,981)
Non-controlling interest		(231)	(220)
Total shareholders' equity		6,456	(2,201)
Reclamation and Remediation Obligations
IfrsStatementLineItems [Line Items]
Capital stock		0	0
Accumulated deficit		(1,655)	58
Contributed surplus		0	0
Accumulated other comprehensive income		0	0
Additional paid in capital		0	0
Total shareholders' equity attributable to the parent		(1,655)	58
Non-controlling interest		0	(58)
Total shareholders' equity		(1,655)	0
Presentation Differences
IfrsStatementLineItems [Line Items]
Capital stock		0	(18)
Accumulated deficit		(16,738)	85
Contributed surplus		180,269	20,949
Accumulated other comprehensive income		18,961	10,741
Additional paid in capital		(181,676)	(31,567)
Total shareholders' equity attributable to the parent		816	190
Non-controlling interest		(816)	0
Total shareholders' equity		$ 0	$ 190